Equity-based Compensation - Summary of Restricted Stock and Restricted Stock Units Activity (Detail) shares in Thousands	12 Months Ended
Sep. 30, 2024 $ / shares shares
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of Restricted Shares, Outstanding, Beginning Balance | shares	2,054
Number of Restricted Shares, Granted | shares	1,087
Number of Restricted Shares, Vested | shares	(855)
Number of Restricted Shares, Forfeited | shares	(111)
Number of Restricted Shares, Ending Balance | shares	2,175
Restricted Shares, Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 77.28
Restricted Shares, Weighted Average Grant Date Fair Value, Granted | $ / shares	80.27
Restricted Shares, Weighted Average Grant Date Fair Value, Vested | $ / shares	74.43
Restricted Shares, Weighted Average Grant Date Fair Value, Forfeited | $ / shares	82.8
Restricted Shares, Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 79.61
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Number of Restricted Shares, Outstanding, Beginning Balance | shares	560
Number of Restricted Shares, Granted | shares	307
Number of Restricted Shares, Vested | shares	(198)
Number of Restricted Shares, Forfeited | shares	(50)
Number of Restricted Shares, Ending Balance | shares	619
Restricted Shares, Weighted Average Grant Date Fair Value, Beginning Balance | $ / shares	$ 79.73
Restricted Shares, Weighted Average Grant Date Fair Value, Granted | $ / shares	85.6
Restricted Shares, Weighted Average Grant Date Fair Value, Vested | $ / shares	77.65
Restricted Shares, Weighted Average Grant Date Fair Value, Forfeited | $ / shares	80.91
Restricted Shares, Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 83.21